Schedule of Financial Assets and Financial Liabilities (Details)	12 Months Ended
Jun. 30, 2025
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	FVTPL
Short Term Loan Receivable [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	Amortized cost
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	FVTPL
Long Term Loan Receivable [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	Amortized cost
Long Term Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	FVTPL
Due To Or From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	Amortized cost
Account Payable [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	Amortized cost
Lease Liablities [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	Amortized cost
Deferred Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	Amortized cost
Derivative Liablities [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	FVTPL
Other Liablities [Member]
IfrsStatementLineItems [Line Items]
Financial assets and financial liabilities	FVTPL